Cash and Cash Equivalents - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents1 [line items]
Financial investments	R$ 2,386,090	R$ 3,714,226
Investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments	1,852,114	3,203,907
Investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,474,509	2,840,760
Investment funds [member] | Bank certificate of deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	377,605	363,147
Bank investments [member]
Cash and cash equivalents1 [line items]
Financial investments	533,976	510,319
Bank investments [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	160,124	26,719
Bank investments [member] | Bank certificate of deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	367,988	468,384
Bank investments [member] | Other Bank Investments [member]
Cash and cash equivalents1 [line items]
Financial investments	R$ 5,864	R$ 15,216